Liabilities related to associates and joint ventures (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Liabilities Related To Associates And Joint Ventures
Changes on the provision, Beginning balance	$ 3,321
Addition to the provision due to change in estimates	1,200
Monetary and present value adjustments	198
Disbursements	(553)
Translation adjustments	261
Changes on the provision, Ending balance	$ 4,427